Fair Value of Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities transferred into Level 3		$ 0		$ 0
Obligations Relating To Short Selling Of Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities transferred out of level two into level one	$ 943	1,038	$ 111	165
Liabilities transferred out of level one into level two	213	832	183	305
Equity Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of level 3 into level 2 of fair value hierarchy assets	65		90
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	953	2,003	648	842
Assets transferred out of level one into level two	1,637	913	1,651	706
Investment Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	6,562	6,624	595	1,330
Assets transferred out of level one into level two	$ 550	$ 463	$ 2,823	$ 1,547